Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 48,481.66
Total Fee Amount	6.70
Total Offset Amount	0.00
Net Fee	$ 6.70
Offering Table N/A
Offset Table N/A	N/A